Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation [Line Items]
Aggregate intrinsic value		$ 183
Stock price (in Dollars per share)		$ 6.125
Unrecognized compensation cost		$ 226	$ 0
Stock based compensation		224	28
General and Administrative Expense [Member]
Share Based Compensation [Line Items]
Stock based compensation		$ 219	$ 28
2021 Incentive Plan [Member]
Share Based Compensation [Line Items]
Employee stock issued (in Shares)	82,800
2021 Incentive Plan [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Shares of common stock available (in Shares)	192,000
2021 Incentive Plan [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Shares of common stock available (in Shares)	360,000